Braskem Idesa borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Braskem Idesa Borrowings
Schedule of braskem idesa financing

Identification		Maturity	Currency and annual average interest rate (%)	2025	2024

Bonds
Bond I	(i)	nov-2029	Us dollar exchange variation + 7.45	5,185	5,497
Bond II	(ii)	feb-2032	Us dollar exchange variation + 6.99	6,773	7,446
				11,958	12,943

Others
	(iii)	oct-2026	Us dollar exchange variation + quarterly Term SOFR + 4.25		647
	(iii)	apr-2029	Us dollar exchange variation + quarterly Term SOFR + 8.25	534
	(v)	oct-2028	Us dollar exchange variation + quarterly Term SOFR + 3.25	1,959	1,936
	(iv)	dec-2026	Us dollar exchange variation + quarterly Term SOFR + 4.50	188
				2,681	2,583

Transactions costs				(332)	(392)
				14,307	15,134

Current liabilities				12,504	857
Non-current liabilities				1,803	14,277
Total				14,307	15,134

(i) Braskem Idesa pledged as collateral property, plant and equipment in the same amount as the bond. In November 2025, Braskem Idesa did not fulfill the interest payment due for the month, as reported in Note 1. The Company reclassified the bond’s principal balance to current liabilities, as detailed in note 1.

(ii) Sustainability-linked bonds. The bonds due in 10 years have an interest rate of 6.99% p.a., which may be increased by up to 0.37% p.a. if certain conditions are not met, which include the reduction of greenhouse gas (GHG) emissions by 15% in absolute terms by 2028, considering a baseline of 2017. Braskem Idesa pledged as collateral property, plant and equipment in the same amount as the bond. As a result of the matters disclosed in note 1, the bond balances were reclassified to current liabilities. In February 2026, Braskem Idesa announced the non-payment of the interest due for the month.

(iii) In April 2025, Braskem Idesa entered into a new agreement worth R$ 545 (US$ 95), maturing in April 2029, with interest payable quarterly. The funds obtained from this new financing were used to prepay the loan that was originally due in October 2026. As a result of the matters disclosed in Note 1, the debt triggered a cross-default event and was reclassified to current liabilities.

(iv) As detailed in note 1, in October 2025, Braskem Idesa made withdrawals totaling R$ 188 (US$ 34) from a credit facility contracted with Banco Inbursa, which has a total available limit of R$ 468 (US$ 85). This credit facility matures in December 2026.

(v) Financing taken by Terminal Química for the construction of the ethane import terminal in Mexico, in which Braskem committed to provide capital support that, as of the end of December 2025, covers 50% of the financing balance of Terminal Química, with the other 50% provided by the other shareholder.

Schedule of financing with maturities

	Reclassification		Original contractual maturities

	2025	2024	2025	2024

2026	11,865	37		37
2027	72	11	10	11
2028	1,732	1,610	1,670	1,610
2029		5,392	5,420	5,392
2032		7,227	6,568	7,227
Total	13,668	14,277	13,668	14,277